UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES EC FUND

FORM N-Q

JANUARY 31, 2017

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.708%	4/10/49	560,000	$544,266	(a)
Banc of America Funding Corp., 2015-R3 1A2	0.946%	3/27/36	28,241,690	16,742,154	(a)(b)
Banc of America Funding Trust, 2015-R2 10A2	1.299%	6/29/37	7,336,206	4,127,372	(a)(b)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.797%	7/10/17	20,505,513	13,531,691	(a)(b)
BCAP LLC Trust, 2013-RR3 4A2	0.744%	11/26/36	16,500,000	12,329,478	(a)(b)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	1,986,355	1,797,651	(a)
CGBAM Commercial Mortgage Trust, 2014-HD E	3.767%	2/15/31	870,000	861,680	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR7 XA, IO	1.401%	3/10/46	16,797,578	906,149	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	1,380,000	1,447,569	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	720,000	749,165	(a)
Countrywide Alternative Loan Trust, 2007-OA8 1A1	0.951%	6/25/47	8,824,984	7,322,539	(a)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.173%	6/15/38	202,056	110,120	(a)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	3,251,044	3,114,171
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,230,000	4,011,785	(a)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.784%	6/27/46	4,999,373	4,782,816	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	3.022%	1/27/36	4,370,952	2,933,686	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	2.117%	9/15/38	913,000	905,833	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI F	4.590%	9/15/38	3,000,000	2,998,351	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,130,000	969,274	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	883,293	(b)
Credit Suisse Mortgage Trust, 2015-12R 2A2	1.084%	11/30/37	22,755,000	14,219,668	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN F	5.267%	3/15/28	2,370,000	2,354,236	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN TF	4.910%	3/15/28	2,540,000	2,435,225	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	9.594%	4/15/36	4,848,319	1,903,121	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.578%	8/25/19	63,834,752	632,156	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.343%	11/25/19	30,951,031	901,628	(a)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2	5.756%	7/25/25	970,000	1,061,446	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2	5.006%	1/25/29	14,280,000	15,145,154	(a)(b)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	4,390,000	2,835,664	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	870,000	692,302	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.670%	5/16/55	14,342,754	715,586	(a)
GS Mortgage Securities Corp., 2014-2R 3B	1.366%	11/26/37	15,882,574	10,071,634	(a)(b)
GS Mortgage Securities Trust, 2016-ICE2 E	9.204%	2/15/33	5,320,000	5,530,585	(a)(b)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.993%	11/15/19	3,280,000	3,329,199	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.448%	11/15/47	3,940,000	3,949,997	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,870,000	4,079,650
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,927,403	2,517,201	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.734%	2/12/49	3,100,000	2,522,464	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.044%	2/15/51	225,000	$209,067	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	18,270,000	6,485,850	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	10,820,000	3,841,208	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.993%	10/15/19	1,200,000	1,210,553	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-INN E	4.368%	6/15/29	1,520,000	1,520,885	(a)(b)
Lone Star Portfolio Trust	7.500%	9/15/20	5,096,927	5,057,283	(a)(b)
Lone Star Portfolio Trust, 2015-LSP F	7.667%	9/15/28	5,545,947	5,364,076	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	6,784,229	6,043,052	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	2,707,910	2,412,071	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.182%	9/12/49	2,200,000	1,577,253	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C14 F	3.710%	2/15/47	8,480,000	4,944,060	(b)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,067,453	830,393
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	7,530,000	6,756,109
Morgan Stanley Re-remic Trust, 2015-R6 1A1	1.016%	7/26/45	317,055	299,489	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 1B	1.016%	7/26/45	6,951,043	3,088,713	(a)(b)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	5,890,000	5,789,019	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,956,448	1,845,698	(b)
RBSSP Resecuritization Trust, 2013-4 1A2	1.946%	12/26/37	19,485,281	11,097,764	(a)(b)
Residential Accredit Loans Inc., 2005-QS6 A4	20.466%	5/25/35	2,516,413	3,280,496	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7	1.321%	5/25/37	13,344,130	9,296,229	(a)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO	6.329%	7/25/36	20,431,865	6,011,837	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,030,901
WF-RBS Commercial Mortgage Trust, 2012-C9 AS	3.388%	11/15/45	1,819,000	1,871,413
WF-RBS Commercial Mortgage Trust, 2014-C22 D	3.907%	9/15/57	4,390,000	3,401,135	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,311,704
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,532,199	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $257,804,900)				252,074,416

ASSET-BACKED SECURITIES - 6.1%
Ameriquest Mortgage Securities Inc., 2004-R7 M3	1.776%	8/25/34	1,942,083	1,717,206	(a)
CIT Mortgage Loan Trust, 2007-1 1M1	2.271%	10/25/37	8,350,000	7,445,915	(a)(b)
CIT Mortgage Loan Trust, 2007-1 2M1	2.271%	10/25/37	14,170,000	12,393,812	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1	2.406%	7/25/37	1,266,000	1,156,453	(a)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	1.008%	2/15/30	3,508,423	3,127,559	(a)
Greenpoint Manufactured Housing, 1999-2 A2	3.193%	3/18/29	400,000	374,492	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	10,887,656	11,221,811
GSAMP Trust, 2005-SEA1 M2	1.671%	1/25/35	4,725,750	4,050,010	(a)(b)
Park Place Securities Inc., Pass-Through Certificates, 2005-WHQ4 M2	1.246%	9/25/35	7,260,000	6,285,892	(a)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	1.121%	8/25/36	8,810,000	7,270,794	(a)
Residential Asset Securities Corp., 2005-KS10 M2	1.211%	11/25/35	8,770,000	8,428,503	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $61,172,432)				63,472,447

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 18.0%
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 1.0%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	4,430,000	$4,585,050
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	800,000	825,000
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	1,520,000	1,535,200
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	3,558,000	3,630,761	(b)

Total Auto Components				10,576,011

Automobiles - 0.3%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,877,280

Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	540,000	563,987	(b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	4.875%	11/1/20	3,457,000	3,647,135
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	850,000	876,488
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	1,410,000	1,448,775	(b)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,110,000	1,121,988	(b)

Total Hotels, Restaurants & Leisure				7,658,373

Internet & Direct Marketing Retail - 0.1%
Netflix Inc., Senior Bonds	5.875%	2/15/25	495,000	538,313

Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	669,932
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	105,329
DISH DBS Corp., Senior Notes	7.875%	9/1/19	250,000	275,937
DISH DBS Corp., Senior Notes	6.750%	6/1/21	710,000	764,585
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,070,000	3,198,940
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,310,000	2,344,650
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	2,660,000	2,746,450	(b)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,340,000	1,380,200	(b)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	3,000,000	3,165,000	(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	680,000	711,028	(b)

Total Media				15,362,051

Multiline Retail - 0.4%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	3,700,000	3,936,800

Specialty Retail - 0.0%
PetSmart Inc., Senior Notes	7.125%	3/15/23	370,000	364,450	(b)

TOTAL CONSUMER DISCRETIONARY				41,313,278

CONSUMER STAPLES - 1.3%
Beverages - 0.7%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,328,896
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	150,000	171,936
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	420,000	442,978
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	2,000,000	2,146,800

Total Beverages				7,090,610

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.6%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,649,000	$4,978,805	(b)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	1,800,000	1,809,000	(b)

Total Food Products				6,787,805

TOTAL CONSUMER STAPLES				13,878,415

ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	810,000	835,625
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	1,310,000	1,355,919
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	230,000	228,204
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	360,000	336,600
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	210,000	202,650
Concho Resources Inc., Senior Notes	5.500%	4/1/23	930,000	969,525
Enterprise Products Operating LLC, Junior Subordinated Notes	4.742%	8/1/66	310,000	302,669	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	300,000	375,383
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	10,000	10,769	(b)
MPLX LP, Senior Notes	5.500%	2/15/23	290,000	302,350
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,869,160
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,795,811
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	300,000	308,250
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	290,000	298,700
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	30,000	30,863
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,250,000	1,119,125
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	983,200
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,751,145
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	272,319
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	456,875
Range Resources Corp., Senior Notes	5.000%	3/15/23	920,000	915,400	(b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,740,000	1,702,068
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	33,249
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,421,875
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	54,357	49,193	(b)
SM Energy Co., Senior Notes	5.000%	1/15/24	170,000	162,775
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	420,000	429,450
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,140,000	1,157,100
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,060,000	2,090,900
Williams Cos. Inc., Debentures	7.500%	1/15/31	152,000	177,840
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	6,030,000	6,135,525
WPX Energy Inc., Senior Notes	6.000%	1/15/22	340,000	355,300
WPX Energy Inc., Senior Notes	8.250%	8/1/23	50,000	57,125

TOTAL ENERGY				28,492,942

FINANCIALS - 2.1%
Banks - 0.6%
CIT Group Inc., Senior Notes	5.375%	5/15/20	2,000,000	2,132,500
CIT Group Inc., Senior Notes	5.000%	8/15/22	3,220,000	3,381,000
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	741,950

Total Banks				6,255,450

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.7%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	$1,478,250
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	3,577,500
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	170,000	183,175
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	710,000	728,638	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,300,000	1,336,725

Total Consumer Finance				7,304,288

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	2,780,000	2,922,920
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	770,000	776,447
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,850,000	2,000,220

Total Diversified Financial Services				5,699,587

Thrifts & Mortgage Finance - 0.2%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	1,935,000	(b)

TOTAL FINANCIALS				21,194,325

HEALTH CARE - 2.1%
Health Care Providers & Services - 1.8%
Centene Corp., Senior Notes	4.750%	5/15/22	1,260,000	1,285,200
Centene Corp., Senior Notes	6.125%	2/15/24	430,000	457,950
Centene Corp., Senior Notes	4.750%	1/15/25	1,280,000	1,266,394
DaVita Inc., Senior Notes	5.000%	5/1/25	290,000	283,765
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,318,400	(b)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,158,725	(b)
HCA Inc., Debentures	7.500%	11/15/95	10,000	9,625
HCA Inc., Senior Bonds	5.375%	2/1/25	300,000	306,375
HCA Inc., Senior Notes	7.500%	2/15/22	390,000	444,600
HCA Inc., Senior Notes	5.875%	5/1/23	850,000	907,375
HCA Inc., Senior Secured Notes	6.500%	2/15/20	1,750,000	1,916,250
HCA Inc., Senior Secured Notes	5.250%	4/15/25	370,000	390,350
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,030,000	2,121,350
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,970,000	3,014,550

Total Health Care Providers & Services				18,880,909

Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	690,000	595,987	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	50,000	44,063	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,760,000	1,535,600	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	220,000	167,750	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	670,000	513,387	(b)

Total Pharmaceuticals				2,856,787

TOTAL HEALTH CARE				21,737,696

INDUSTRIALS - 1.6%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	63,339	71,652

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 1.1%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	670,000	$691,566	(b)
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	3,000,000	3,180,000
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	137,963
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,375,000	2,472,969
West Corp., Senior Notes	5.375%	7/15/22	5,510,000	5,324,037

Total Commercial Services & Supplies				11,806,535

Road & Rail - 0.5%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	4,690,000	4,830,700	(b)

TOTAL INDUSTRIALS				16,708,887

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
First Data Corp., Senior Notes	7.000%	12/1/23	3,910,000	4,156,330	(b)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	61,000	63,059	(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	750,000	762,660	(b)

Total IT Services				4,982,049

Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology Inc., Senior Notes	5.500%	2/1/25	140,000	141,400

Software - 0.0%
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	380,000	413,410	(b)

TOTAL INFORMATION TECHNOLOGY				5,536,859

MATERIALS - 1.7%
Chemicals - 0.4%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,134,953	(b)
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	2,420,000	2,515,312	(b)
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	660,000	682,847	(b)

Total Chemicals				4,333,112

Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.963%	12/15/19	480,000	489,000	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	2,220,000	2,249,137	(b)
Graphic Packaging International Inc., Senior Notes	4.875%	11/15/22	960,000	992,400
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,000,000	1,097,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,320,896	(b)

Total Containers & Packaging				6,148,933

Metals & Mining - 0.7%
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,140,000	2,493,100	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	476,882
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	1,340,000	1,408,675
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,850,000	2,975,400

Total Metals & Mining				7,354,057

TOTAL MATERIALS				17,836,102

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	1,220,000	$1,281,000	(b)

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.2%
CenturyLink Inc., Senior Notes	5.625%	4/1/20	120,000	127,050
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,920,000	1,937,760	(b)

Total Diversified Telecommunication Services				2,064,810

Wireless Telecommunication Services - 1.5%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,500,000	2,643,750	(b)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,020,000	1,071,000	(b)
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,709,135
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	200,000	218,750	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	790,000	908,500
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	1,633,125	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,387,000	2,563,638
Sprint Corp., Senior Notes	7.875%	9/15/23	560,000	613,200
Sprint Corp., Senior Notes	7.625%	2/15/25	3,363,000	3,613,123
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	500,000	508,375

Total Wireless Telecommunication Services				15,482,596

TOTAL TELECOMMUNICATION SERVICES				17,547,406

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp., Senior Notes	7.375%	7/1/21	850,000	960,500
AES Corp., Senior Notes	5.500%	4/15/25	30,000	30,525
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	165,630	145,961

TOTAL UTILITIES				1,136,986

TOTAL CORPORATE BONDS & NOTES (Cost - $178,091,377)				186,663,896

SENIOR LOANS - 19.3%
CONSUMER DISCRETIONARY - 8.1%
Diversified Consumer Services - 0.6%
Nord Anglia Education Finance LLC, Term Loan	4.500%	3/31/21	4,322,675	4,387,515	(c)(d)(e)
Prime Security Services Borrower LLC, 2016 First Lien Term Loan	4.250%	5/2/22	1,875,000	1,898,876	(c)(d)

Total Diversified Consumer Services				6,286,391

Hotels, Restaurants & Leisure - 2.1%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/10/21	3,774,590	3,814,344	(c)(d)
Aristocrat Technologies Inc., 2016 Term Loan B	3.780%	10/20/21	2,408,575	2,437,177	(c)(d)
Boyd Gaming Corp., Term Loan B2	—	9/15/23	2,224,425	2,248,258	(e)
CCM Merger Inc., New Term Loan B	4.028%	8/8/21	1,619,528	1,631,675	(c)(d)
Equinox Holdings Inc., Repriced Term Loan B	5.000%	1/31/20	962,782	971,006	(c)(d)
Hilton Worldwide Finance LLC, Term Loan B1	3.500%	10/26/20	238,410	240,646	(c)(d)
Hilton Worldwide Finance LLC, Term Loan B2	3.271%	10/25/23	5,740,188	5,806,108	(c)(d)
Landry’s Inc., 2016 Term Loan B	4.000%	10/4/23	1,700,000	1,718,518	(c)(d)
Station Casinos LLC, 2016 Term Loan B	3.770%	6/8/23	2,797,970	2,824,847	(c)(d)

Total Hotels, Restaurants & Leisure				21,692,579

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 2.6%
CBS Radio Inc., Term Loan B	4.500%	10/17/23	217,358	$219,585	(c)(d)
Charter Communications Operating LLC, 2016 Term Loan H Add	2.780%	1/15/22	1,989,975	1,995,306	(c)(d)
Charter Communications Operating LLC, 2016 Term Loan I Add	3.026%	1/15/24	5,117,111	5,141,780	(c)(d)(e)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	5,370,788	5,389,065	(c)(d)
UPC Financing Partnership, USD Term Loan AN	3.767%	8/31/24	4,700,000	4,722,659	(c)(d)(e)
Virgin Media Investment Holdings Ltd., USD Term Loan I	3.517%	1/31/25	5,113,315	5,151,665	(c)(d)
Ziggo Financing Partnership, USD Term Loan B1	3.517%	1/15/22	1,109,362	1,114,215	(c)(d)
Ziggo Financing Partnership, USD Term Loan B2A	3.517%	1/15/22	657,447	660,323	(c)(d)
Ziggo Financing Partnership, USD Term Loan B3	4.074%	1/15/22	204,287	205,181	(c)(d)
Ziggo Secured Finance Partnership, USD Term Loan E	—	4/23/25	2,470,000	2,478,492	(e)

Total Media				27,078,271

Multiline Retail - 0.2%
Neiman Marcus Group Ltd. Inc., 2020 Term Loan	4.250%	10/25/20	1,952,204	1,626,836	(c)(d)

Specialty Retail - 2.6%
Academy Ltd., 2015 Term Loan B	4.781 - 5.039%	7/1/22	2,968,092	2,632,698	(c)(d)
CWGS Group LLC, 2016 Term Loan	4.516%	11/8/23	2,180,000	2,199,075	(c)(d)
Michaels Stores Inc., 2016 Term Loan B1	3.750%	1/30/23	5,633,396	5,626,855	(c)(d)
Party City Holdings Inc., 2016 Term Loan	3.790 - 4.240%	8/19/22	4,825,577	4,844,676	(c)(d)
Petco Animal Supplies Inc., 2016 Term Loan B1	5.000%	1/26/23	5,673,116	5,682,176	(c)(d)(e)
PetSmart Inc., Term Loan B2	4.000%	3/11/22	6,266,304	6,219,796	(c)(d)

Total Specialty Retail				27,205,276

TOTAL CONSUMER DISCRETIONARY				83,889,353

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.6%
Albertsons LLC, USD 2016 Term Loan B4	3.778%	8/22/21	4,837,875	4,869,321	(c)(d)
Albertsons LLC, USD 2016 Term Loan B6	—	6/22/23	1,700,000	1,712,883	(e)

Total Food & Staples Retailing				6,582,204

Food Products - 0.4%
AdvancePierre Foods Inc., 2016 Term Loan	4.000%	6/2/23	2,445,686	2,478,397	(c)(d)
CSM Bakery Solutions LLC, First Lien Term Loan	5.000%	7/3/20	977,257	901,826	(c)(d)
Keurig Green Mountain Inc., USD Term Loan B	5.250 - 5.313%	3/3/23	774,955	787,641	(c)(d)

Total Food Products				4,167,864

TOTAL CONSUMER STAPLES				10,750,068

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EP Energy LLC, 2016 Term Loan	9.750%	6/30/21	2,500,000	2,596,875	(c)(d)
Murray Energy Corp., Term Loan B2	8.250%	4/16/20	369,421	351,066	(c)(d)

TOTAL ENERGY				2,947,941

FINANCIALS - 0.1%
Capital Markets - 0.1%
RPI Finance Trust, Term Loan B5	3.498%	10/14/22	698,250	705,287	(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 1.9%
Health Care Providers & Services - 1.3%
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	1,979,899	$1,976,807	(c)(d)
Jaguar Holding Co. II, 2015 Term Loan B	4.250%	8/18/22	5,038,412	5,079,349	(c)(d)
MPH Acquisition Holdings LLC, 2016 Term Loan B	5.000%	6/7/23	6,075,331	6,167,883	(c)(d)
Select Medical Corp., Series F Term Loan B	6.000 - 7.750%	3/3/21	635,200	641,949	(c)(d)

Total Health Care Providers & Services				13,865,988

Pharmaceuticals - 0.6%
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	2,969,543	2,992,744	(c)(d)
Valeant Pharmaceuticals International Inc., Term Loan B F1	5.500%	4/1/22	2,852,815	2,864,762	(c)(d)

Total Pharmaceuticals				5,857,506

TOTAL HEALTH CARE				19,723,494

INDUSTRIALS - 2.3%
Air Freight & Logistics - 1.0%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2	—	1/13/22	6,000,000	6,083,748	(e)
XPO Logistics Inc., Term Loan B2	4.250%	11/1/21	4,570,641	4,613,490	(c)(d)

Total Air Freight & Logistics				10,697,238

Airlines - 0.3%
American Airlines Inc., New Term Loan	3.276%	6/27/20	3,162,500	3,182,923	(c)(d)

Building Products - 0.2%
GYP Holdings III Corp., Add On First Lien Term Loan	4.539%	4/1/21	1,840,750	1,847,653	(c)(d)

Commercial Services & Supplies - 0.1%
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	989,822	994,240	(c)(d)

Electrical Equipment - 0.1%
Generac Power Systems Inc., Extended Term Loan B	3.748%	5/31/23	774,167	782,876	(c)(d)

Machinery - 0.1%
Gardner Denver Inc., USD Term Loan	4.250 - 4.568%	7/30/20	778,495	770,954	(c)(d)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	293,152	278,384	(c)(d)

Total Machinery				1,049,338

Marine - 0.1%
Commercial Barge Line Co., 2015 First Lien Term Loan	9.750%	11/12/20	1,591,569	1,523,928	(c)(d)

Professional Services - 0.4%
Trans Union LLC, Term Loan B2	3.528%	4/9/23	3,737,053	3,758,406	(c)(d)(e)

TOTAL INDUSTRIALS				23,836,602

INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.5%
First Data Corp., 2016 USD Term Loan	3.775%	3/24/21	5,647,423	5,684,927	(c)(d)

Software - 0.2%
Sophia LP, 2017 Term Loan B	4.250%	9/30/22	1,965,812	1,971,078	(c)(d)

TOTAL INFORMATION TECHNOLOGY				7,656,005

MATERIALS - 1.9%
Construction Materials - 0.5%
American Builders & Contractors Supply Co. Inc., Term Loan B	3.526%	10/31/23	4,995,154	5,039,641	(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 1.4%
Berry Plastics Group Inc., Term Loan I	3.287%	10/3/22	5,271,045	$5,316,697	(c)(d)
BWAY Holding Co., 2016 Term Loan B	4.750%	8/14/23	3,845,375	3,881,825	(c)(d)(e)
Reynolds Group Holdings Inc., 2016 USD Term Loan	4.250%	2/5/23	5,685,750	5,711,217	(c)(d)

Total Containers & Packaging				14,909,739

TOTAL MATERIALS				19,949,380

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.0%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B	3.528%	4/25/23	334,158	336,873	(c)(d)

Real Estate Management & Development - 0.4%
CityCenter Holdings LLC, Term Loan B	—	10/16/20	1,750,000	1,770,825	(e)
Realogy Corp., 2017 Term Loan B	—	7/20/22	1,742,700	1,754,376	(e)

Total Real Estate Management & Development				3,525,201

TOTAL REAL ESTATE				3,862,074

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	2,000,000	1,972,142	(c)(d)
Level 3 Financing Inc., 2015 Term Loan B2	3.513%	5/31/22	6,310,000	6,368,500	(c)(d)
Windstream Services, LLC, Repriced Term Loan B6	4.820%	3/29/21	4,937,625	5,000,580	(c)(d)

Total Diversified Telecommunication Services				13,341,222

Wireless Telecommunication Services - 0.7%
CSC Holdings LLC, 2016 Term Loan	3.767%	10/11/24	1,968,750	1,993,666	(c)(d)
Sprint Communications Inc., First Lien Term Loan B	—	1/13/24	5,000,000	5,000,000	(e)

Total Wireless Telecommunication Services				6,993,666

TOTAL TELECOMMUNICATION SERVICES				20,334,888

UTILITIES - 0.6%
Electric Utilities - 0.3%
Vistra Operations Co., LLC, 2016 Term Loan B2	—	12/14/23	3,200,000	3,234,800	(e)

Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Intermediate Holding Co., LLC, 2016 DIP Term Loan	4.250%	6/30/17	2,500,000	2,518,438	(c)(d)

TOTAL UTILITIES				5,753,238

TOTAL SENIOR LOANS (Cost - $198,399,258)				199,408,330

SOVEREIGN BONDS - 20.2%
Argentina - 2.0%
Republic of Argentina, Senior Notes	6.875%	4/22/21	2,590,000	2,760,940	(b)
Republic of Argentina, Senior Notes	5.625%	1/26/22	14,490,000	14,537,092	(b)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,710,000	1,789,515	(b)
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,130,000	1,119,830	(b)

Total Argentina				20,207,377

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 4.6%
Federative Republic of Brazil, Notes	10.000%	1/1/21	34,063,000	BRL	$10,655,349
Federative Republic of Brazil, Notes	10.000%	1/1/23	100,798,000	BRL	31,003,086
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	3,180,000		2,989,200
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,910,000		3,362,600

Total Brazil					48,010,235

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	500,000		532,500

Indonesia - 0.1%
Republic of Indonesia, Notes	3.750%	4/25/22	1,000,000		1,016,160	(f)

Mexico - 4.3%
United Mexican States, Senior Bonds	8.000%	6/11/20	10,431,100	MXN	515,768
United Mexican States, Senior Bonds	6.500%	6/9/22	203,825,000	MXN	9,482,654
United Mexican States, Senior Bonds	10.000%	12/5/24	352,420,000	MXN	19,575,986
United Mexican States, Senior Bonds	7.750%	11/13/42	195,291,500	MXN	9,130,457
United Mexican States, Senior Notes	3.600%	1/30/25	3,310,000		3,227,250
United Mexican States, Senior Notes	5.550%	1/21/45	3,000,000		3,078,750

Total Mexico					45,010,865

Peru - 0.3%
Republic of Peru, Senior Bonds	6.550%	3/14/37	510,000		650,760
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,520,000		2,916,900

Total Peru					3,567,660

Poland - 4.8%
Republic of Poland, Bonds	2.000%	4/25/21	5,180,000	PLN	1,249,890
Republic of Poland, Bonds	3.250%	7/25/25	72,410,000	PLN	17,526,341
Republic of Poland, Bonds	2.500%	7/25/26	135,680,000	PLN	30,541,298

Total Poland					49,317,529

Portugal - 0.1%
Republic of Portugal, Notes	5.125%	10/15/24	1,510,000		1,464,439

Russia - 3.9%
Russian Federal Bond, Bonds	7.000%	8/16/23	356,920,000	RUB	5,669,898
Russian Federal Bond, Bonds	7.750%	9/16/26	659,350,000	RUB	10,736,384
Russian Federal Bond, Bonds	8.150%	2/3/27	451,510,000	RUB	7,608,989
Russian Federal Bond, Bonds	7.050%	1/19/28	1,069,290,000	RUB	16,491,294

Total Russia					40,506,565

TOTAL SOVEREIGN BONDS (Cost - $230,324,210)					209,633,330

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.7%
U.S. Government Obligations - 4.7%
U.S. Treasury Notes	0.500%	2/28/17	15,000,000		15,000,780
U.S. Treasury Notes	0.750%	2/28/18	20,000,000		19,966,800
U.S. Treasury Notes	1.625%	6/30/20	13,000,000		13,012,948
U.S. Treasury Notes	2.000%	8/15/25	300,000		290,584

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $48,512,708)					48,271,112

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	SHARES	VALUE
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $20,926)		2,559	$7,395	*(g)

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I (Cost - $818,341)	6.691%	32,991	847,869	(a)

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (Cost - $92,987)		1,137,600	11,376	*(g)

TOTAL PREFERRED STOCKS (Cost - $911,328)			859,245

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $975,237,139)			960,390,171

SHORT-TERM INVESTMENTS - 7.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $80,312,477)	0.461%	80,312,477	80,312,477

TOTAL INVESTMENTS - 100.5% (Cost - $1,055,549,616#)			1,040,702,648
Liabilities in Excess of Other Assets - (0.5)%			(5,077,429)

TOTAL NET ASSETS - 100.0%			$1,035,625,219

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	All or a portion of this loan is unfunded as of January 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CD	— Certificate of Deposit
DIP	— Debtor-in-Possession
IO	— Interest Only
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	VALUE
U.S. Dollar/Mexican Peso, Put (Premiums received - $206,739)	2/14/17	20.00	MXN	17,830,000	$48,212

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$249,639,191	$2,435,225	$252,074,416
Asset-Backed Securities	—	63,472,447	—	63,472,447
Corporate Bonds & Notes	—	186,663,896	—	186,663,896
Senior Loans:
Consumer Discretionary	—	82,257,678	1,631,675	83,889,353
Industrials	—	21,988,949	1,847,653	23,836,602
Other Senior Loans	—	91,682,375	—	91,682,375
Sovereign Bonds	—	209,633,330	—	209,633,330
U.S. Government & Agency Obligations	—	48,271,112	—	48,271,112
Common Stocks	—	—	7,395	7,395
Preferred Stocks:
Financials	$847,869	—	—	847,869
Industrials	—	—	11,376	11,376

Total Long-Term Investments	847,869	953,608,978	5,933,324	960,390,171

Short-Term Investments†	80,312,477	—	—	80,312,477

Total Investments	81,160,346	953,608,978	5,933,324	1,040,702,648

Other Financial Instruments:
Futures Contracts	250,065	—	—	250,065
Forward Foreign Currency Contracts	—	4,734,545	—	4,734,545
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	15,682	—	15,682

Total Other Financial Instruments	250,065	4,750,227	—	5,000,292

Total	$81,410,411	$958,359,205	$5,933,324	$1,045,702,940

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$48,212	—	$48,212
Futures Contracts	$4,176,846	—	—	4,176,846
Forward Foreign Currency Contracts	—	5,629,675	—	5,629,675

Total	$4,176,846	$5,677,887	—	$9,854,733

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,349,607
Gross unrealized depreciation	(42,196,575)

Net unrealized depreciation	$(14,846,968)

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	42	3/17	$10,363,637	$10,387,125	$23,488
90-Day Eurodollar	500	12/17	123,389,125	123,125,000	(264,125)
Euro BTP	1,016	3/17	145,965,668	143,578,391	(2,387,277)
Euro-Bobl	297	3/17	42,516,638	42,622,083	105,445
U.S. Treasury 2-Year Notes	100	3/17	21,689,388	21,679,688	(9,700)
U.S. Treasury 5-Year Notes	2,209	3/17	260,683,992	260,368,618	(315,374)
U.S. Treasury Ultra Long-Term Bonds	816	3/17	132,149,613	131,121,000	(1,028,613)

					(3,876,156)

Contracts to Sell:
Euro	31	3/17	4,140,054	4,193,137	(53,083)
Euro-Bund	742	3/17	129,745,644	129,864,318	(118,674)
Japanese 10-Year Bonds	36	3/17	47,908,344	47,787,441	120,903
U.S. Treasury 10-Year Notes	4	3/17	498,104	497,875	229

					(50,625)

Net unrealized depreciation on open futures contracts					$(3,926,781)

At January 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,439,078	USD	5,787,494	Bank of America N.A.	2/13/17	$86,240
USD	6,063,783	EUR	5,439,078	Bank of America N.A.	2/13/17	190,050
CAD	69,317,890	USD	51,790,449	Citibank N.A.	2/13/17	1,485,380
EUR	3,000,000	USD	3,128,535	Citibank N.A.	2/13/17	111,206
EUR	14,537,578	USD	15,446,177	Citibank N.A.	2/13/17	253,151
USD	52,711,340	CAD	69,317,890	Citibank N.A.	2/13/17	(564,488)
USD	501,264	EUR	450,000	Citibank N.A.	2/13/17	15,303
USD	16,327,006	EUR	14,687,578	Citibank N.A.	2/13/17	465,692
USD	2,055,715	EUR	1,900,000	Citibank N.A.	2/13/17	3,879
USD	527,206	EUR	500,000	Citibank N.A.	2/13/17	(12,751)
USD	5,806,259	EUR	5,439,078	Bank of America N.A.	4/20/17	(86,211)
USD	17,183,436	AUD	22,940,000	Barclays Bank PLC	4/20/17	(182,764)
USD	71,249,463	CNY	497,820,000	Barclays Bank PLC	4/20/17	(726,751)
CAD	69,317,890	USD	52,753,582	Citibank N.A.	4/20/17	560,197
GBP	16,870,000	USD	20,634,203	Citibank N.A.	4/20/17	627,096
IDR	399,750,000,000	USD	29,639,653	Citibank N.A.	4/20/17	81,624
INR	2,498,520,000	USD	36,152,800	Citibank N.A.	4/20/17	285,900

MXN	271,912,786	USD	12,435,415	Citibank N.A.	4/20/17	459,771
USD	29,885,319	CNY	209,780,000	Citibank N.A.	4/20/17	(445,262)
USD	34,135,185	EUR	31,990,000	Citibank N.A.	4/20/17	(521,447)

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,406,475	EUR	1,310,000	Citibank N.A.	4/20/17	$(12,724)
USD	15,497,058	EUR	14,537,578	Citibank N.A.	4/20/17	(252,348)
USD	66,265,933	JPY	7,626,480,000	Citibank N.A.	4/20/17	(1,491,608)
USD	21,616,541	JPY	2,471,270,000	Citibank N.A.	4/20/17	(339,483)
USD	14,867,661	PLN	61,790,000	Citibank N.A.	4/20/17	(543,901)
BRL	7,912,500	USD	2,408,309	Goldman Sachs Group Inc.	4/20/17	54,613
USD	48,728,081	JPY	5,524,400,000	JPMorgan Chase & Co.	4/20/17	(353,509)
USD	20,062,361	JPY	2,252,000,000	JPMorgan Chase & Co.	4/20/17	54,443
USD	49,348,548	TWD	1,546,090,000	JPMorgan Chase & Co.	4/20/17	(96,428)

Total						$(895,130)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
TWD	— Taiwan Dollar
USD	— United States Dollar

At January 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.27 Index)	$3,680,000	12/20/21	5.000% quarterly	$(231,702)	$(247,384)	$15,682

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017